Statements of Cash Flows - Adjustments for Income and Expenses from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Adjustments to reconcile profit (loss) [abstract]
Interest income	₩ (58,472)	₩ (43,850)	₩ (50,357)
Dividends	(2,552)	(14,132)	(1,170)
Gain on foreign currency translations	(2,095)	(10,753)	(8,928)
Gain on sale of accounts receivable — other	(1,043)	(27,725)	(22,605)
Gain relating to investments in associates and joint ventures, net	81,707	(1,948,447)	(1,028,403)
Gain on disposal of property and equipment and intangible assets	(15,985)	(40,109)	(35,644)
Gain on business transfer	0	(82,248)	(12,455)
Gain relating to financial instruments at FVTPL	(94,393)	(91,244)	(145,016)
Other income	(6,515)	(10,369)	(4,220)
Interest expense	328,307	342,342	399,176
Loss on foreign currency translations	3,814	8,005	12,730
Loss on disposal of long-term investment securities	0	0	98
Loss on sale of accounts receivable — other	61,841
Income tax expense	288,321	651,948	376,502
Expense related to defined benefit plan	134,509	190,462	198,794
Share option	84,463	91,646	4,313
Bonus paid by treasury shares	25,425	29,643
Depreciation and amortization	3,755,312	4,114,394	4,169,996
Bad debt for accounts receivables — trade	27,053	31,546	48,625
Loss on disposal of property and equipment and intangible assets	20,465	47,369	41,598
Impairment loss on property and equipment and intangible assets	17,027	3,135	208,833
Bad debt for accounts receivable — other	3,011	6,001	10,559
Loss relating to financial instruments at FVTPL	41,597	76,142	27,082
Loss on disposal of investment assets	1,283
Other financial fees	0	142,015	44,734
Other expenses	26,358	8,008	22,412
Adjustments for income and expenses from operating activities	₩ 4,719,438	₩ 3,473,779	₩ 4,256,654